Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Key Management Personnel	153	149
Regular Directors [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	74	67
General manager [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	2	1
Area managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	10	11
Department managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	67	70